Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investment property [abstract]
Summary of Investments Classified as Amortized Cost	The following is a detail of such investments:

Fixed-rate
	2025		2024
Bank deposits
Acquisition cost	Ps.	19,784	Ps.	42,949
Accrued interest		258		263
Total investments	Ps.	20,042	Ps.	43,212